Summary of significant accounting policies - Analysis of Different Types of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues
Net revenues	$ 239,601	$ 186,683	$ 181,267
Subscription revenue
Net revenues
Net revenues	91,174	84,299	81,532
Product revenue
Net revenues
Net revenues	1,897	1,412	8,269
Live streaming revenue
Net revenues
Net revenues	35,102	20,866	26,920
Advertising
Net revenues
Net revenues	12,267	13,206	15,643
Product and Service, Other [Member]
Net revenues
Net revenues	$ 99,161	$ 66,900	$ 48,903